BUSINESS COMBINATION AND RECAPITALIZATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
BUSINESS COMBINATION AND RECAPITALIZATION
Schedule of consummation of the Business Combination
	Common Stock	Preferred Stock

Common stock of FGMC outstanding prior to business combination	8,050,000	-
Less: Redemptions of FGMC common stock	(6,460,059)	-
Common stock held by former FGMC shareholders	1,589,941	-
FGMC sponsor shares	1,692,374	-
Underwriter shares	40,250	-
Sponsor shares transferred for services	2,000	-
Sponsor shares transferred for non-redemption	373,126	-
Shares issued related to extension note	84,500	-
Total FGMC common shares outstanding prior to conversion to preferred stock	3,782,191	-
Conversion of existing FGMC common stockholders to new preferred stock	(3,782,191)	3,782,191
Shares issued to Old iCore stockholders for purchase consideration	8,095,706	-
Total	8,095,706	3,782,191

	Common Stock	Preferred Stock

Common stock of FGMC outstanding prior to business combination	8,050,000	-
Less: Redemptions of FGMC common stock	(6,460,059)	-
Common stock held by former FGMC shareholders	1,589,941	-
FGMC sponsor shares	1,692,374	-
Underwriter shares	40,250	-
Sponsor shares transferred for services	2,000	-
Sponsor shares transferred for non-redemption	373,126	-
Shares issued related to extension note	84,500	-
Total FGMC common shares outstanding prior to conversion to preferred stock	3,782,191	-
Conversion of existing FGMC common stockholders to new preferred stock	(3,782,191)	3,782,191
Shares issued to Old iCore stockholders for purchase consideration	8,095,706	-
Total	8,095,706	3,782,191

Schedule of reconcile of statement of changes in stockholder's equity
Amount
Cash - FGMC trust (net of redemptions)	$17,002,897
Cash transferred to Forward Purchase Agreement	(12,569,810)
Gross proceeds	4,433,087
Less: FGMC and Old iCore transaction costs paid	(4,433,087)
Effect of Business Combination, net of redemptions and transaction costs	$-

Amount
Cash - FGMC trust (net of redemptions)	$17,002,897
Cash transferred to Forward Purchase Agreement	(12,569,810)
Gross proceeds	4,433,087
Less: FGMC and Old iCore transaction costs paid	(4,433,087)
Effect of Business Combination, net of redemptions and transaction costs	$-

Schedule of warrants were converted into Preferred Stock warrants
Holder	Number of Warrants	Strike Price
Underwriter	600,000	$2.00
Sponsor and Investors	10,122,313	$11.50
Sponsor	1,000,000	$15.00

Holder	Number of Warrants	Strike Price
Underwriter	600,000	$2.00
Sponsor and Investors	10,122,313	$11.50
Sponsor	1,000,000	$15.00